Note 17 - Income Tax - Operating Loss Carryforwards (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Canada Revenue Agency [Member]
Operating Loss Carryforwards	$ 17
Canada Revenue Agency [Member] | Tax Year 2034 [Member]
Operating Loss Carryforwards	0
Canada Revenue Agency [Member] | Tax Year 2035 [Member]
Operating Loss Carryforwards	0
Canada Revenue Agency [Member] | Tax Year 2036 [Member]
Operating Loss Carryforwards	0
Canada Revenue Agency [Member] | Tax Year 2037 [Member]
Operating Loss Carryforwards	0
Canada Revenue Agency [Member] | Tax Year 2038 [Member]
Operating Loss Carryforwards	0
Canada Revenue Agency [Member] | Tax Year 2039 [Member]
Operating Loss Carryforwards	0
Canada Revenue Agency [Member] | Tax Year 2040 [Member]
Operating Loss Carryforwards	0
Canada Revenue Agency [Member] | Tax Year 2041 [Member]
Operating Loss Carryforwards	0
Canada Revenue Agency [Member] | Tax Year 2042 [Member]
Operating Loss Carryforwards	2
Canada Revenue Agency [Member] | Tax Year 2043 [Member]
Operating Loss Carryforwards	0
Canada Revenue Agency [Member] | Tax Year 2044 [Member]
Operating Loss Carryforwards	15
Canada Revenue Agency [Member] | Indefinite Tax Year [Member]
Operating Loss Carryforwards	0
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards	17,733
Internal Revenue Service (IRS) [Member] | Tax Year 2034 [Member]
Operating Loss Carryforwards	0
Internal Revenue Service (IRS) [Member] | Tax Year 2035 [Member]
Operating Loss Carryforwards	0
Internal Revenue Service (IRS) [Member] | Tax Year 2036 [Member]
Operating Loss Carryforwards	0
Internal Revenue Service (IRS) [Member] | Tax Year 2037 [Member]
Operating Loss Carryforwards	0
Internal Revenue Service (IRS) [Member] | Tax Year 2038 [Member]
Operating Loss Carryforwards	0
Internal Revenue Service (IRS) [Member] | Tax Year 2039 [Member]
Operating Loss Carryforwards	0
Internal Revenue Service (IRS) [Member] | Tax Year 2040 [Member]
Operating Loss Carryforwards	0
Internal Revenue Service (IRS) [Member] | Tax Year 2041 [Member]
Operating Loss Carryforwards	0
Internal Revenue Service (IRS) [Member] | Tax Year 2042 [Member]
Operating Loss Carryforwards	0
Internal Revenue Service (IRS) [Member] | Tax Year 2043 [Member]
Operating Loss Carryforwards	0
Internal Revenue Service (IRS) [Member] | Tax Year 2044 [Member]
Operating Loss Carryforwards	0
Internal Revenue Service (IRS) [Member] | Indefinite Tax Year [Member]
Operating Loss Carryforwards	17,733
California Franchise Tax Board [Member]
Operating Loss Carryforwards	6,081
California Franchise Tax Board [Member] | Tax Year 2034 [Member]
Operating Loss Carryforwards	0
California Franchise Tax Board [Member] | Tax Year 2035 [Member]
Operating Loss Carryforwards	0
California Franchise Tax Board [Member] | Tax Year 2036 [Member]
Operating Loss Carryforwards	0
California Franchise Tax Board [Member] | Tax Year 2037 [Member]
Operating Loss Carryforwards	0
California Franchise Tax Board [Member] | Tax Year 2038 [Member]
Operating Loss Carryforwards	0
California Franchise Tax Board [Member] | Tax Year 2039 [Member]
Operating Loss Carryforwards	0
California Franchise Tax Board [Member] | Tax Year 2040 [Member]
Operating Loss Carryforwards	0
California Franchise Tax Board [Member] | Tax Year 2041 [Member]
Operating Loss Carryforwards	0
California Franchise Tax Board [Member] | Tax Year 2042 [Member]
Operating Loss Carryforwards	0
California Franchise Tax Board [Member] | Tax Year 2043 [Member]
Operating Loss Carryforwards	1,278
California Franchise Tax Board [Member] | Tax Year 2044 [Member]
Operating Loss Carryforwards	4,803
California Franchise Tax Board [Member] | Indefinite Tax Year [Member]
Operating Loss Carryforwards	0
Israel Tax Authority [Member]
Operating Loss Carryforwards	67,706
Israel Tax Authority [Member] | Tax Year 2034 [Member]
Operating Loss Carryforwards	0
Israel Tax Authority [Member] | Tax Year 2035 [Member]
Operating Loss Carryforwards	0
Israel Tax Authority [Member] | Tax Year 2036 [Member]
Operating Loss Carryforwards	0
Israel Tax Authority [Member] | Tax Year 2037 [Member]
Operating Loss Carryforwards	0
Israel Tax Authority [Member] | Tax Year 2038 [Member]
Operating Loss Carryforwards	0
Israel Tax Authority [Member] | Tax Year 2039 [Member]
Operating Loss Carryforwards	0
Israel Tax Authority [Member] | Tax Year 2040 [Member]
Operating Loss Carryforwards	0
Israel Tax Authority [Member] | Tax Year 2041 [Member]
Operating Loss Carryforwards	0
Israel Tax Authority [Member] | Tax Year 2042 [Member]
Operating Loss Carryforwards	0
Israel Tax Authority [Member] | Tax Year 2043 [Member]
Operating Loss Carryforwards	0
Israel Tax Authority [Member] | Tax Year 2044 [Member]
Operating Loss Carryforwards	0
Israel Tax Authority [Member] | Indefinite Tax Year [Member]
Operating Loss Carryforwards	$ 67,706